Subsequent Events	9 Months Ended
Mar. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 11 – Subsequent Events

The Company has evaluated subsequent events from the balance sheet date through April , 2012, the date the accompanying financial statements became available to be issued.  There were no other significant subsequent events requiring disclosure.